Amounts of TMS' Revenue and Earnings Included in TSYS Consolidated Income Statement (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Business Acquisition [Line Items]
Revenue	$ 1,808,966		$ 1,717,577		$ 1,677,483
Net Income Attributable to TSYS Common Shareholders	220,559		193,947		215,213
Basic EPS Attributable to TSYS Common Shareholders	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Diluted EPS Attributable to TSYS Common Shareholders	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Revenue			1,745,244
Net Income Attributable to TSYS Common Shareholders			$ 202,242
Basic EPS Attributable to TSYS Common Shareholders			$ 1.03
Diluted EPS Attributable to TSYS Common Shareholders			$ 1.03

[1]	Note: Basic and diluted EPS amounts for continuing operations and net income may not total due to rounding.